Equity Method Investments (Reconciliation Of Investments In Equity Affiliates) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Equity Method Investments
Beginning of year	$ 3,718	$ 4,515
Additional investments	405	35
Equity in net income of affiliates	752	784	762
Dividends received	(137)	(161)
Dispositions	0	(660)
Currency translation adjustments	95	(515)
America Movil equity adjustments	(260)	(171)
Other adjustments	8	(109)
End of year	$ 4,581	$ 3,718	$ 4,515